6. RISKS (Details 2)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Undue [member] | Generation [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.35%	0.10%	0.04%
Undue [member] | Oil and Gas [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.49%	0.53%	2.20%
Undue [member] | Distribution of energy [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets		3.00%	8.00%
Undue [member] | Petrochemicals [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.02%	0.39%	0.03%
Undue [member] | Holding [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets	12.58%	1.85%	0.96%
30 days [member] | Generation [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets	1.11%	0.35%	0.09%
30 days [member] | Oil and Gas [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.72%	1.49%	4.42%
30 days [member] | Distribution of energy [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets		3.00%	8.00%
30 days [member] | Petrochemicals [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.06%	0.73%	0.08%
30 days [member] | Holding [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.94%	2.81%	1.25%
60 days [member] | Generation [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets	5.74%	1.99%	2.62%
60 days [member] | Oil and Gas [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets	5.96%	9.45%	11.11%
60 days [member] | Distribution of energy [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets		8.00%	12.00%
60 days [member] | Petrochemicals [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.72%	6.88%	1.41%
60 days [member] | Holding [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.00%	6.84%	2.03%
90 days [member] | Generation [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets	9.78%	2.95%	3.39%
90 days [member] | Oil and Gas [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets	16.21%	18.03%	20.42%
90 days [member] | Distribution of energy [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets		18.00%	19.00%
90 days [member] | Petrochemicals [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets	2.26%	16.66%	4.98%
90 days [member] | Holding [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.00%	17.15%	2.85%
120 days [member] | Generation [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets	11.23%	4.03%	9.37%
120 days [member] | Oil and Gas [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets	16.23%	18.50%	42.85%
120 days [member] | Distribution of energy [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets		20.00%	26.00%
120 days [member] | Petrochemicals [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets	9.95%	25.32%	11.52%
120 days [member] | Holding [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.00%	26.77%	19.86%
150 days [member] | Generation [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets	19.77%	5.59%	13.56%
150 days [member] | Oil and Gas [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets	17.74%	18.81%	47.32%
150 days [member] | Distribution of energy [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets		45.00%	59.00%
150 days [member] | Petrochemicals [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets	23.84%	29.59%	20.36%
150 days [member] | Holding [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.00%	43.21%	26.41%
180 days [member] | Generation [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets	20.87%	9.79%	19.82%
180 days [member] | Oil and Gas [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets	17.76%	18.90%	49.20%
180 days [member] | Distribution of energy [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets		72.00%	69.00%
180 days [member] | Petrochemicals [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets	19.14%	30.97%	24.91%
180 days [member] | Holding [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.00%	49.89%	32.95%
+180 days [member] | Generation [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets	22.71%	16.13%	28.88%
+180 days [member] | Oil and Gas [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets	17.79%	18.92%	56.32%
+180 days [member] | Distribution of energy [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets		72.00%	69.00%
+180 days [member] | Petrochemicals [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets	36.92%	43.05%	25.24%
+180 days [member] | Holding [member]
DisclosureOfRisksLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.00%	65.29%	32.97%